Related party transactions and key management personnel	12 Months Ended
Dec. 31, 2023
Related party transactions and key management personnel
transactions and key management personnel

Note 28. Related party transactions and key management personnel

Shareholders

During the years ended December 31, 2023 and 2022, Carsten Koerl, CEO and founder of the Company, held more than 80% voting rights in the Company. During the year ended December 31, 2021, shareholders with significant influence holding more than 20% in voting rights of Sportradar Group AG and/or Sportradar Holding AG (the Company’s predecessor, refer to Note 1) were Carsten Koerl with 55.1% and the Canada Pension Plan Investment Board (CPPIB) as the controlling shareholder of Blackbird Holdco Ltd with 40.0% before the IPO date.

Transactions with key management personnel

Carsten Koerl holds 33% of the shares in Betgames – UAB TV Zaidimai ("Zaidimai") situated in Vilnius, Lithuania. During the years ended December 31, 2023, 2022 and 2021, the Company generated revenue of €0.1 million, €0.1 million, and nil, respectively, with Zaidimai.

For the year ended December 31, 2021 and until May 2022, Carsten Koerl held a 23% beneficial ownership in OOO PMBK, which is associated with Interactive Sports Holdings Limited. The Company generated revenue of €1.2 million in year ended December 31, 2022 until the date Casrten Koerl no longer held any interest and €2.7 million in the year ended December 31, 2021.

During the year ended December 31, 2021, Carsten Koerl held more than 50% in BetTech based in Cape Town, South Africa, where he also acted as a director. On August 4, 2022, Sportradar acquired 100% of shares in BetTech from Carsten Koerl and minority shareholders for consideration of €7.0 million (refer to Note 3). The Company recorded a €3.0 million gain upon contribution of BetTech as part of additional paid-in capital for the year ended December 31, 2022. During the year ended December 31, 2022 until the date of the Company’s acquisition of BetTech, the Company generated revenue of €0.3 million with BetTech. Sportradar generated revenue of €0.2 million with BetTech in 2021.

The Company’s acquisition of BetTech on August 4, 2022 is a related party transaction and an acquisition under common control in the context of the establishment of SportTech AG with Ringier and certain minority shareholders (see Note 16.3). Immediately upon closing of the Company’s acquisition of BetTech, the Company contributed 100% of the shares of BetTech for €10.0 million to SportTech in addition to a cash contribution of €13.7 million to SportTech and a cash equalization payment of €14.2 million to Ringier, for a 49% ownership in SportTech (refer to Note 16.3). Sportradar’s director Marc Walder serves as a director for Ringier, a Swiss holding company which, together with two minority shareholders, held 51% ownership of SportTech prior to May 31, 2023.

The Company sold its 49% interest in SportTech on May 31, 2023 (Note 16.3). As part of this transaction, the Company received a cash payment of €15.2 million from Ringier. Additionally, BetTech became a wholly-owned subsidiary of the Company as a result of the sale of its interest in SportTech. On November 30, 2023, BetTech was sold to a third-party and is not a subsidiary of the Company as of December 31, 2023 (refer to Note 29).

Compensation of Board of Directors and key management personnel

During the years ended December 31, 2023, 2022 and 2021, the Board of Directors’ aggregate emoluments amounted to €0.6 million, €0.6 million and €0.5 million, respectively. Share-based compensation expense related to the Board of Directors amounted to €1.0 million, €0.8 million and €0.1 million during the years ended December 31, 2023, 2022 and 2021, respectively. Key management personnel comprises members of the executive leadership team.

Compensation expense included in personnel expense in the consolidated statements of profit or loss other comprehensive income related to directors and key management personnel is shown below:

	Years Ended December 31,
in €‘000	2023	2022	2021
Short-term employee benefits	5,210	10,023	6,677
Post-employment pension contributions	540	456	357
Share-based compensation	11,377	3,232	4,280
Total	17,127	13,711	11,314

Management loans

As of December 31, 2023 and 2022, the Company has outstanding loans that were issued to several members of middle management in prior years of €0.3 million and €0.4 million, respectively. The loans have a fixed interest rate of 5%. The loans were granted to middle management to purchase participation shares of Slam InvestCo S.à.r.l.

Transactions with associates

During the years ended December 31, 2023, 2022 and 2021, the transactions with associates of the Company are shown below:

	Year Ended December 31,
	Revenue			Expenses
in €’000	2023	2022	2021	2023	2022	2021
NSoft[1]	—	824	1,861	—	274	906
Bayes	91	—	1,730	189	775	5,742
SportTech[2]	413	613	—	388	150	—
Total	504	1,437	3,591	577	1,199	6,648
[1]

During 2021, and until April 28, 2022, NSoft was an associate of the Company (Note 16.1), which is the date the Company acquired an additional 30% interest in NSoft and NSoft became a consolidated entity of the Company.

[2]SportTech was an associate of the Company from August 4, 2022 to May 22, 2023 (Note 16.3).

As of December 31, 2023 and 2022, there are no outstanding trade receivables or trade payables with Bayes. As of December 31, 2022, there was €0.3 million and €0.1 million outstanding trade receivables and trade payables, respectively, with SportTech.